Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based Payments
Share-based payments

10. Share-based payments

a)               Share settled awards

The Group’s employee incentives include share settled awards in the form of stock, offering them the opportunity to purchase ordinary shares by exercising options (Stock Options – “SOPs”), receiving ordinary shares (Restricted Stock Units – “RSUs”) upon vesting, and receiving shares upon the achievement of market conditions and passage of time ("Awards").

The cost of the employee services received with respect to the SOPs and RSUs granted is recognized in the statement of profit or loss over the period that the employee provides services and according to the vesting conditions. The Group has also issued Awards in 2020 and 2021 that grant shares upon the achievement of market conditions related to the valuation of the Company, and also the passage of time for the Awards issued in 2021. RSUs incentive was implemented in 2020 and is the main incentive since then.

At the end of 2016, the subsidiary Nu Pagamentos transferred its SOP plan to its indirect parent company, Nu Holdings, which became the issuer of the SOPs to all its subsidiaries under the program. The strike price of the options was determined in R$ until the transfer of the plan to Nu Holdings and thereafter in US$, accompanying the functional currency of the issuer. The plan was initially approved by the Board of Directors of Nu Pagamentos in July 2013. On January 30, 2020, Nu Holdings approved its Omnibus Incentive Plan which included the issuance of RSUs.

SOPs and RSUs are issued as part of the performance cycle and as a signing bonus. Over time, SOPs and RSUs have been issued with different vesting periods. Once vested, the options can be exercised up to 10 years after the grant date.

The overall cost of the grants is calculated using the number of SOPs and RSUs expected to vest and their fair values at the date of the grant. The number of SOPs and RSUs expected to vest considers the likelihood that service conditions included in the terms of the awards will be met and it is based on historical forfeiture. Failure to meet the vesting condition is treated as a forfeiture, resulting in a true-up for the costs and no further recognition of the expense.

The fair value of SOPs granted is determined based on a Black-Scholes option-pricing model. The Black-Scholes option-pricing model considers the exercise price of the option, the share price at the grant date, the expected term, the risk-free interest rate, the expected volatility of the share, and other relevant factors. The expected term of the SOPs is calculated based on the mid-point between the weighted-average time to vesting and the contractual maturity because the Group does not have significant historical post-vesting activity. The expected terms for SOPs with vesting periods of 4 and 5 years are 6.25 and 6.50 years, respectively.

The terms and conditions of the RSUs plans require the Group to withhold shares from the settlement to its employees to settle the employee’s tax obligation. Accordingly, the Group settles the transaction on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and issues the remaining shares to the employee on the vesting date. The employee’s tax obligation associated with the RSUs is calculated substantially based on the expected employee's personal tax rate and the fair value of the shares on the vesting date. In addition, for the countries where the Group is required to pay taxes and social security taxes, the Group recognizes expenses related to corporate and social security taxes on the applicable awards, calculated mainly by applying the taxes rates to the fair value of the ordinary shares at the reporting dates, and presents them as "Share-based compensation" within "General and administrative expenses" in the consolidated statements of profit or loss.

The fair value of the Awards was determined using a Monte Carlo simulation model. The Monte Carlo model considers the expected time until the market condition is satisfied, the share price at the grant date, the risk-free interest rate, the expected volatility of the share, and other relevant factors. The vesting period reflects the estimate of the length to when the Company reaches the valuation determined by the market condition and will not be subsequently revised. The expenses will be recorded during the vesting period irrespective of whether that market condition is satisfied.

The expected life of the SOPs was calculated as described above and is not necessarily indicative of exercise patterns that may occur. The expected volatility was calculated, up to 2018, based on hypothetical peer-leveraged volatility based on available data reflecting small-cap Brazilian companies through the iShares MSCI Brazil Small-Cap ETF ("EWZS”) due to available peers having short trading histories, and after 2019, on a leverage-adjusted peer-based volatility. The volatility reflects the assumption that the historical volatility over a period similar to the life of the stock options or to the Award over the expected time until the market condition is satisfied is indicative of future trends, which may not necessarily be the actual outcome.

Before the IPO date, the share price used as an input to the Black-Scholes and Monte Carlo models and for the RSUs was calculated using one or a combination of a discounted cash flow model ("CFM") and an option pricing model ("OPM") based substantially on the previous preferred share price transactions. The dividend was determined to be zero because the Company does not expect to pay it in the foreseeable future, and the holders of SOPs, RSUs and Awards do not have rights to dividends. The Company applied a discount for the lack of marketability, calculated based on a Finnerty Model, to the results of the models to reflect the lack of publicly or active market for selling the shares. After the IPO date, the fair value of RSUs granted is determined based on the publicly traded price.

There were no changes to the terms and conditions of the SOPs and RSUs after the grant date.

The changes in the number of SOPs and RSUs are as follows. WAEP is the weighted average exercise price and WAGDFV is the weighted average fair value at the grant date.

SOPs	2022	WAEP (US$)	2021	WAEP (US$)	2020	WAEP (US$)

Outstanding on January 1	143,889,439	0.55	42,515,821	1.58	51,034,938	0.91
Granted during the year	-	-	1,141,362	23.75	3,376,767	9.92
Exercised during the year	(37,095,966)	0.12	(18,822,551)	0.38	(6,804,750)	0.24
Forfeited during the year	(5,517,146)		(853,059)		(5,091,134)
Balances before 6-for-1 forward share split	101,276,327	0.72	23,981,573	3.01	42,515,821	1.58
Issuance of options due to 6-for-1 forward split	-		119,907,866		-
Outstanding on December 31	101,276,327	0.72	143,889,439	0.55	42,515,821	1.58
Exercisable on December 31	81,813,095	0.55	101,416,310	0.33	30,190,826	0.56

RSUs	2022	WAGDFV (US$)	2021	WAGDFV (US$)	2020	WAGDFV (US$)

Outstanding on January 1	80,924,937	4.82	5,294,454	10.47	-
Granted during the year	32,294,522	5.47	13,103,243	36.65	6,048,335	10.45
Vested during the year	(27,322,614)	3.64	(3,092,289)	15.06	(430,680)	10.46
Forfeited during the year	(13,494,950)		(1,817,919)		(323,201)
Balances before 6-for-1 forward share split	72,401,895	5.46	13,487,489	28.91	5,294,454	10.47
Issuance of RSUs due to 6-for-1 forward split	-		67,437,448
Outstanding on December 31	72,401,895	5.46	80,924,937	4.82	5,294,454	10.47

The following table presents the total amount of share-based compensation granted, excluding the effects of the contingent share award termination (described in note 10b), and provision for taxes as of December 31, 2022, 2021 and 2020.

	2022	2021	2020

SOP and RSU expenses and related corporate and social security taxes expenses	126,167	151,115	42,981
RSUs and SOPs grant - business combination	43,116	45,597	4,946
Awards expenses and related taxes, prior to the cancelation	113,172	28,733	8,346
Fair value adjustment - hedge of corporate and social security taxes (note 18)	3,995	-	-
Total share-based compensation expenses (note 8)	286,450	225,445	56,273

Share-based payments granted, net of shares withheld for employee taxes	201,991	139,025	40,861

	2022	2021	2020
Liability provision for taxes presented as salaries, allowances and social security contributions	32,554	61,772	10,334

In 2022, there were no SOPs granted. The following table presents additional information relating to the SOP characteristics and the valuation model:

	2022	2021	2020

Weighted average fair value of options granted during the year (US$)	-	2.58	7.45
Weighted average share fair value of options granted during the year (US$)	-	3.97	10.53
Exercise price of options granted during the year (US$)	-	3.98	6.70 to 10.4
Expected volatility in valuation of options granted during the year (%)	-	72.5 and 75.0	69.5 and 77.9
Risk–free interest rate p.y. in valuation of options granted during the year (%)	-	0.5	1.3 to 1.7
Weighted average share price at the date of exercise of options during the year (US$)	7.72	6.38	10.6
Weighted average remaining contractual life of options outstanding at year-end (years)	4.8	5.7	6.0

Range of exercise prices of options outstanding at year end (US$)
Zero to US$ 0.10	45.07%	51.96%	68.60%
US$ 0.11 to US$ 0.50	28.20%	28.58%	22.20%
US$ 0.51 to US$ 15.00	26.73%	19.46%	9.20%
Greater than US$ 15.01	-	-	-

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	44,849	33,437	16,761
Unvested	28,169	46,146	50,375
(*)	After the 6-for-1 forward share split.

The following table presents additional information relating to the RSUs and Awards characteristics and the valuation model:

	2022	2021
Most relevant vesting periods for the grants outstanding
3 years	53.52%	49.70%
5 years	39.95%	44.50%
Volatility (%)	-	68.0 to 75.0
Discount for the lack of marketability (%)	-	17.0 to 19.0
Risk free interest rate (%)	-	0.06 to 0.11
Awards vesting period	Up to 3.2 years	Up to 7.4 years

b)               Contingent Share Award (CSA) termination

On November 29, 2022, Mr. David Vélez, the Company's Chief Executive Office, decided to terminate the 2021 Contingent Share Award. As a result of the termination, the Company recorded expenses of US$355,573 due to the acceleration of the vesting. After such one-time recognition, the Company will no longer account for any expense associated with the 2021 Contingent Share Award. Such termination did not impact our cash flows and did not create any dilution for the Company's shareholders.

The 2021 Contingent Share Award was granted on November 22, 2021 and its main terms were: (i) issuance of a number of class A ordinary shares equal to 1% of the total number of ordinary shares in issue (on an as-converted, fully diluted basis) of the Company when the class A share price is equal to or greater than US$18.69 per share but less than US$35.30 per share; and (ii) issuance of a number of class A ordinary shares equal to 1% of the total number of ordinary shares in issue (on an as-converted, fully diluted basis) of the Company when the class A share price is equal to or greater than US$35.30 per share.

2022

Contingent share award termination	355,573

The Company will continue to record the expenses related to the 2020 Contingent Share Award which underlying shares were issued in July 2021. As of December 31, 2022, there was US$30,043 to be recorded as expenses until February 2025.